Income Tax - Schedule Of Income Tax Provision (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 78,830	$ 638,962
Deferred					(406,286)	(294,477)
State and Local
Current					0	0
Deferred					0	0
Change in valuation allowance					406,286	294,477
Income tax provision	$ 32,101	$ 20,299	$ 62,635	$ 60,141	$ 78,830	$ 638,962